SHARE-BASED COMPENSATION - Restricted Stock Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 07, 2025	Feb. 12, 2025	Aug. 29, 2024	Jul. 17, 2023
2022 performance incentive plan
SHARE-BASED COMPENSATION
Recognized over a weighted-average period	1 year 3 months 29 days
Initial aggregate amount of ordinary shares that may be issued				23,829	1,310,319	1,212,258	1,152,615
Restricted stock units
SHARE-BASED COMPENSATION
Granted	395,751
Total stock-based compensation	$ 8,764
Vested	240,000
Restricted stock units | 2022 performance incentive plan
SHARE-BASED COMPENSATION
Granted	395,751
Aggregate grant date fair value	$ 18,917
Total stock-based compensation	8,764	$ 0	$ 0
Unrecognized compensation cost	$ 10,152
Recognized over a weighted-average period	1 year 7 months 13 days
Initial aggregate amount of ordinary shares that may be issued	23,829
Vested	240,000
Proceeds from vesting	$ 0
Aggregate intrinsic value	$ 20,237